Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies

(16) Commitments and Contingencies

Leases

We lease managed and co-location facilities for data center capacity and office space under noncancellable operating lease agreements with various expiration dates. Our data centers are located in the United States, the Netherlands, the United Kingdom, Switzerland, Canada, and Australia. Expenses at our co-location facilities consist primarily of space, power, cooling and ancillary services. Our managed facilities include the same expenses as co-location facilities as well as expenses related to leases of equipment, such as servers, networking equipment, and storage infrastructure. Rent expense associated with these facilities, included in cost of revenues, was $1.3 million, $2.7 million, $4.8 million, $2.1 million, $3.7 million, $4.4 million and $9.2 million for fiscal 2009, 2010, 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), respectively.

Our principal office is located in San Diego, California and we lease office space in the United States, the United Kingdom, Germany, Australia, the Netherlands, Canada, Denmark, France, Sweden and Israel. Rent expense associated with these leases was $0.9 million, $1.1 million, $2.3 million, $0.5 million, $1.2 million, $2.3 million and $3.0 million for fiscal 2009, 2010, 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), respectively. During fiscal 2011, we relocated our San Diego office and terminated a lease on our former premises. The termination fee of $0.7 million is included in rent expense for fiscal 2011 and the nine months ended September 30, 2011 (unaudited).

Annual future minimum payments under these operating leases were as follows as of December 31, 2011 (in thousands):

	Data Centers	Office Leases	Total
Years Ended December 31,
2012	$8,284	$2,795	$11,079
2013	8,587	2,247	10,834
2014	3,270	2,409	5,679
2015	197	1,724	1,921
2016	—	1,661	1,661
Thereafter	—	3,603	3,603

Total minimum lease payments	$20,338	$14,439	$34,777

Subsequent to December 31, 2011, we signed additional leases. In February 2012, we signed a lease for our new San Diego office. The lease is for a 94,543 square-foot building with total minimum lease commitments of approximately $13.7 million. The lease is for a period of eight years and commenced on August 17, 2012.

In September 2012 (unaudited), we signed a lease for a total of 43,590 square-feet of office space located in Amsterdam. The square-footage for the first year is approximately 17,857 and increases incrementally over the term of the lease, with total minimum lease commitments of approximately $10.5 million. The lease is for a period of 10.5 years and commences on October 1, 2012.

Annual future minimum payments under our operating leases were as follows as of September 30, 2012 (unaudited) (in thousands):

	Data Centers	Office Leases	Total
Fiscal Period:
Remaining three months ended December 31, 2012	$2,982	$916	$3,898
2013	8,174	5,395	13,569
2014	5,314	5,162	10,476
2015	546	4,837	5,383
2016	—	5,044	5,044
Thereafter	—	18,392	18,392

Total minimum lease payments	$17,016	$39,746	$56,762

Lease commitments of $10.2 million related to the lease for our former San Diego office are included in the table above. Upon vacating our former San Diego office in August 2012 (unaudited), we recorded a cease-use loss of $0.2 million and a corresponding facility exit obligation of $3.0 million, as we are further obligated for certain ongoing operating costs.

On November 8, 2012 (unaudited), we entered into a lease agreement for 148,704 square feet of office space located in San Jose. The lease is for a period of approximately 11 years and is anticipated to begin on or around March 1, 2013. Rent will be paid on a monthly basis and will increase incrementally over the term of the lease for total minimum lease payments of approximately $48.8 million.

Legal Proceedings

From time to time, we are party to litigation and other legal proceedings in the ordinary course of business. While the results of any litigation or other legal proceedings are uncertain, management does not believe the ultimate resolution of any pending legal matters is likely to have a material adverse effect on our financial position, results of operations or cash flows, except for those matters for which we have recorded a loss contingency. We accrue for loss contingencies when it is both probable that we will incur the loss and when the amount of the loss can be reasonably estimated.

Generally, our subscription agreements require us to indemnify our customers for third-party intellectual property infringement claims. Any adverse determination related to intellectual property claims or litigation could prevent us from offering our service and adversely affect our financial condition and results of operations.